Income Taxes - Components of Net Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Allowance for doubtful accounts	$ 7,532	$ 8,431
Unrealized gains and losses	5,541	12,946
Tax loss carry forwards	342,529	253,611
Accruals and other	79,037	70,515
Deferred income tax assets	434,639	345,503
Depreciation and amortization	(12,909)	(7,041)
Intangibles	(27,218)	(26,310)
Deferred income tax liabilities	(40,127)	(33,351)
Deferred income taxes	394,512	312,152
Valuation allowance	(254,491)	(156,065)
Net deferred income taxes	$ 140,021	$ 156,087